Consolidated Statements of Change in Shareholders' Equity (Deficit) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, shares at Dec. 31, 2020		9,253,333
Beginning balance, value at Dec. 31, 2020		$ 334,863		$ (684,496)	$ (10,956)	$ 43,234	$ (317,355)
Net Income (loss)							864,829
Net income (loss)				864,829		35,567	900,396
Foreign currency translation adjustment					16,992	17	17,009
Ending balance at Dec. 31, 2021							521,232
Ending balance, shares at Dec. 31, 2021		9,253,333
Ending balance, value at Dec. 31, 2021		$ 334,863		180,333	6,036	78,818	600,050
Beginning balance at Jan. 19, 2021
Beginning balance, shares at Jan. 19, 2021	[1],[2]
Issuance of ordinary shares to Initial Shareholder upon formation			1				1
Beginning balance, shares	[1],[2]	1
Issuance of ordinary shares to Initial Shareholder			37,499				37,499
Beginning balance, shares	[1],[2]	2,156,249
Net Income (loss)				(8,377)			(8,377)
Ending balance at Jul. 31, 2021			37,500	(8,377)			29,123
Ending balance, shares at Jul. 31, 2021	[1],[2],[3],[4]	2,156,250
Ending balance, value at Jul. 31, 2021							29,123
Net Income (loss)				(45,587)			(45,587)
Net income (loss)							(45,587)
Ending balance at Oct. 31, 2021			37,500	(53,964)			(16,464)
Ending balance, shares at Oct. 31, 2021	[3],[4]	2,156,250
Beginning balance at Jul. 31, 2021			37,500	(8,377)			29,123
Beginning balance, shares at Jul. 31, 2021	[1],[2],[3],[4]	2,156,250
Beginning balance, value at Jul. 31, 2021							29,123
Net Income (loss)				(1,762,838)			(1,762,838)
Issuance of ordinary shares			86,250,000				86,250,000
Issuance of ordinary shares, shares	[1]	8,625,000
Sale of 292,250 Private Units			2,922,500				2,922,500
Beginning balance, shares	[1]	292,250
Sale of representative’s purchase option			100				100
Underwriters’ commission			(1,725,000)				(1,725,000)
Deferred underwriter commission			(3,018,750)				(3,018,750)
Other offering expenses			(649,588)				(649,588)
Ordinary shares subject to redemption			(71,074,007)				(71,074,007)
Beginning balance, shares	[1]	(8,625,000)
Subsequent measurement of ordinary shares subject to redemption under ASC 480-10-S99			(12,742,755)	(1,952,335)			(14,695,090)
Net income (loss)							(1,762,838)
Ending balance at Jul. 31, 2022				(3,723,550)			(3,723,550)
Ending balance, shares at Jul. 31, 2022	[1]	2,448,500
Ending balance, value at Jul. 31, 2022							(3,723,550)
Beginning balance at Dec. 31, 2021							521,232
Beginning balance, shares at Dec. 31, 2021		9,253,333
Beginning balance, value at Dec. 31, 2021		$ 334,863		180,333	6,036	78,818	600,050
Net Income (loss)							(24,884,122)
Issuance of ordinary shares		$ 500,000					500,000
Issuance of ordinary shares, shares		4,626,667
Net income (loss)				(24,884,122)		(65,124)	(24,949,246)
Foreign currency translation adjustment					(131,725)	(216)	(131,941)
Capital contributions		$ 600,000					600,000
Capital contributions, shares		120,000
Forgiveness of debt by a related party		$ 2,763,018					2,763,018
Earnout shares payment		5,199,629					5
Issuance of ordinary shares upon the Reverse Recapitalization		$ 11,911,459					11,911,459
Issuance of ordinary shares upon the reverse recapitalization , shares		6,191,770
Ending balance at Dec. 31, 2022							(3,520,509)
Ending balance, shares at Dec. 31, 2022		20,191,770
Ending balance, value at Dec. 31, 2022		$ 21,308,969		(24,703,789)	$ (125,689)	13,478	(3,507,031)
Beginning balance at Jul. 31, 2022				(3,723,550)			(3,723,550)
Beginning balance, shares at Jul. 31, 2022	[1]	2,448,500
Beginning balance, value at Jul. 31, 2022							(3,723,550)
Net Income (loss)				201,012			201,012
Subsequent measurement of ordinary shares subject to redemption under ASC 480-10-S99				(499,343)			(499,343)
Net income (loss)							201,012
Ending balance at Oct. 31, 2022				$ (4,021,881)			$ (4,021,881)
Ending balance, shares at Oct. 31, 2022		2,448,500

[1]	As of July 31, 2021, this number includes an aggregate of up to 281,250 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[2]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[3]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[4]	This number includes an aggregate of up to 281,250 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).